Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Income for the period	$ 707,561	$ 624,329	$ 287,884	$ 857,948
Adjustments to Net Profit for Non-Cash Items:
Share-based payment	0	8,985	1,780	13,846
Unrealized foreign exchange gain	(255,974)	(120,882)	(101,300)	44,533
Loan Forgiveness	(10,000)	0	(10,000)	0
Bad debt expense	0	32,386	0	32,386
Depreciation- right-of-use	0	22,470	16,788	44,939
Depreciation – property and equipment	1,019	3,454	3,524	6,909
Operating Income before Working Capital Changes	442,606	570,742	198,676	1,000,561
Working Capital Adjustments:
(Increase) in accounts and grants receivable	(802,825)	(10,108)	(214,929)	(144,733)
(Increase) / decrease in prepaid and other receivables	(2,594)	(17,352)	61,748	(10,192)
Increase / (decrease) in accounts payable	14,174	56,103	19,714	(82,966)
Increase / (decrease) in accrued liabilities	(22,170)	(178,130)	(27,603)	(48,462)
(Decrease) / increase in contract liability	(28,388)	(35,222)	43,506	(54,459)
(Decrease) in lease obligation	0		(19,600)
Cash Generated from (Used in) Operations	(399,197)	386,033	61,512	659,749
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(1,226)	0	(2,248)	0
Net Cash Flows Used in Investing Activities	(1,226)	0	(2,248)	0
CASH FLOWS FROM FINANCING ACTIVITIES
(Decrease) in lease obligation	0	(7,410)	0	(36,810)
Interest of lease obligation	0	10,811	0	21,990
Proceeds from loans	20,000	40,000	20,000	40,000
(Repayments) of loans payable	0	0	0	0
Cash Flows Generated from Financing Activities	20,000	43,401	20,000	25,180
NET INCREASE / (DECREASE) IN CASH AND CASH EQUIVALENTS	(380,423)	429,434	79,264	684,929
Cash and Cash Equivalents, Beginning of the Period	1,672,465	697,984	1,212,778	442,489
Cash and Cash Equivalents, End of the Period	$ 1,292,042	$ 1,127,418	$ 1,292,042	$ 1,127,418